Cash-based awards (Details 5) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 946
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	CCA were granted in February 2018, February 2017 and January 2016 to managing directors and directors as part of the 2017, 2016 and 2015 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination: p CCA granted in 2018, 2017 and 2016 that are denominated in US dollars receive interest equivalents at a rate of 3.05%, 4.27% and 5.41%, respectively, per annum over the six-month US dollar London Interbank Offered Rate (LIBOR) and vest three, five or seven years from the date of grant; p CCA granted in 2018, 2017 and 2016 that are denominated in Swiss francs receive interest equivalents at a rate of 2.24%, 3.17% and 4.23%, respectively, per annum over the six-month Swiss franc LIBOR and vest three years from the date of grant; p CCA granted in 2017 that are denominated in Swiss francs and vest five years from the date of grant receive interest equivalents at a rate of 3.03% per annum over the six-month Swiss franc LIBOR; and p CCA granted in 2017 that are denominated in Swiss francs and vest seven years from the date of grant receive interest equivalents at a rate of 2.93% per annum over the six-month Swiss franc LIBOR. The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2018, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars. As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee. CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur: p the Group's reported common equity tier 1 (CET1) ratio falls below 7%; or p FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Estimated unrecognized compensation expense	SFr 119
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Contingent Capital Awards (CCA) | UK PRA Staff, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Contingent Capital Awards (CCA) | UK PRA Staff, Senior management | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Contingent Capital Share Awards Conversion | Grant Date, March, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In March 2016, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 226 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Percentage of employees electing to exchange their existing awards for new awards	15.00%
Conversion price	SFr 14.57
Grant-date fair value	SFr 14.45
Amount of cash awards that were converted into share awards	SFr 226
Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Other cash awards consist of voluntary deferred compensation plans and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Estimated unrecognized compensation expense	SFr 194
Plus Bond awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Managing directors and directors in the former Investment Banking division received a portion of 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award was essentially a fixed income instrument, denominated in US dollars, which provided a coupon payment that was commensurate with market-based pricing. Plus Bond award holders were entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond settled in July 2016 based on the amount of the initial award less any portfolio losses in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards was based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities (ABS) that were held in inventory by various trading desks. The Plus Bond award plan contributed to a reduction of the Group's risk-weighted assets and constituted a risk transfer from the Group to the Plus Bond award holders. Final payout upon settlement of these awards was 100% of the amount awarded.
Final payout upon settlement (in %)		100.00%
Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Capital Opportunity Facility (COF)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021;
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
2008 Partner Asset Facility (PAF) awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division. The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group's risk-weighted assets, resulting in a reduction in capital usage. The PAF awards, which had a contractual term of eight years, are fully vested. Each PAF holder received a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders received an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders received a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool. During 2017, the final settlement of the outstanding PAF awards of CHF 789 million was made.
Final payout upon settlement	SFr 789
2011 Partner Asset Facility (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group's derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees. Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
Final payout upon settlement (in %)		94.00%
2011 Partner Asset Facility Conversion (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	PAF2 awards were linked to a portfolio of the Group's credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elected for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elected to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 912
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 116
Bank | Contingent Capital Share Awards Conversion | Grant Date, March, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Percentage of employees electing to exchange their existing awards for new awards	15.00%
Conversion price	SFr 14.57
Grant-date fair value	SFr 14.45
Amount of cash awards that were converted into share awards	SFr 213
Bank | Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 178
Bank | Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | 2008 Partner Asset Facility (PAF) awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Final payout upon settlement	SFr 789